Schedule of Finance income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income
Income from deposits	₪ 844	₪ 130	₪ 21
Exchange differences	7,326		599
Total finance income	₪ 8,170	₪ 130	₪ 620